COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 28, 2021	Jan. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Purchase orders with contract manufacturers			$ 21,800		$ 21,800		$ 9,500
One time royalty payment		$ 300
Minimum annual commitment			500		500
Revenue			18,977	$ 2,189	$ 30,290	$ 5,574	$ 16,470	$ 26,439
Minimum
Other Commitments [Line Items]
Obligation to pay (as percentage)					2.75%
Maximum
Other Commitments [Line Items]
Obligation to pay (as percentage)					13.00%
Galileo Acquisition Corp. | Stock subscription agreement
Other Commitments [Line Items]
Value of shares to be acquired from Galileo	$ 20,000
Shapeways, Inc | Stock subscription agreement
Other Commitments [Line Items]
Revenue			$ 400		$ 400